Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of shareholders' capital
Crescent Point has an unlimited number of common shares authorized for issuance.

	2021		2020
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	530,035,922	16,707.6	529,399,923	16,705.1
Issued on capital acquisitions	50,000,000	264.5	—	—
Issued on redemption of restricted shares	2,109,241	8.5	2,801,599	15.2
Issued on exercise of stock options	155,869	0.3	—	—
Common shares repurchased	(2,817,000)	(17.5)	(2,165,600)	(12.7)
Common shares, end of year	579,484,032	16,963.4	530,035,922	16,707.6
Cumulative share issue costs, net of tax	—	(256.5)	—	(256.1)
Total shareholders’ capital, end of year	579,484,032	16,706.9	530,035,922	16,451.5